Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($) customer	Dec. 31, 2020 CLP ($) customer
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	3,232	3,018
Amount | $	$ 5,864,043	$ 5,856,967
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	1,864	1,878
Amount | $	$ 255,977	$ 256,927
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	1,368	1,140
Amount | $	$ 5,608,066	$ 5,600,040